Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	The following summarizes future minimum lease payments under operating leases at December 31, 2018:

millions
2019	$264
2020	139
2021	57
2022	35
2023	24
Thereafter	135
Total future minimum lease payments	$654

Schedule of Gross Aggregate Future Payments of Other Commitments
The following summarizes the gross aggregate future payments under these contracts at December 31, 2018:

millions
2019	$1,147
2020	1,155
2021	993
2022	786
2023	646
Thereafter	1,498
Total (1)	$6,225

(1)	Excludes purchase commitments for jointly owned fields and facilities for which the Company is not the operator.